Shareholder Report, Holdings (Details) - C000007887	Nov. 30, 2025
Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	11.30%
1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.00%
3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.10%
5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	14.00%
10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	33.00%
20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%